Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 97.2%	Shares	Value
Aerospace & defense - 0.3%
AeroVironment, Inc.*	74,638	$7,545,902
Banks - 0.3%
First Financial Bankshares, Inc.	175,080	8,550,907
Beverages - 0.9%
Celsius Holdings, Inc.*	362,076	24,849,276
Biotechnology - 13.7%
Aldeyra Therapeutics, Inc.* (a)	683,368	6,081,975
Apellis Pharmaceuticals, Inc.*	180,666	11,560,817
Arrowhead Pharmaceuticals, Inc.*	359,892	24,936,917
Biohaven Pharmaceutical Holding Co. Ltd.*	248,338	31,293,071
Blueprint Medicines Corp.*	283,886	24,945,063
BridgeBio Pharma, Inc.*	302,380	16,162,211
CareDx, Inc.*	221,413	18,607,548
Denali Therapeutics, Inc.*	185,957	9,489,386
Dicerna Pharmaceuticals, Inc.*	473,266	17,752,208
Fate Therapeutics, Inc.*	170,177	14,090,656
Halozyme Therapeutics, Inc.*	919,598	38,006,985
Horizon Therapeutics PLC*	256,535	25,658,631
Insmed, Inc.*	651,593	16,029,188
Intellia Therapeutics, Inc.*	169,623	24,061,022
Invitae Corp.* (a)	303,406	8,492,334
Karuna Therapeutics, Inc.*	170,689	19,496,098
Kodiak Sciences, Inc.*	160,775	13,479,376
Kura Oncology, Inc.*	488,647	9,254,974
Natera, Inc.*	126,857	14,527,664
TG Therapeutics, Inc.*	496,327	17,366,482
Turning Point Therapeutics, Inc.*	269,743	17,214,998
Building products - 0.8%
Trex Co., Inc.*	217,631	21,131,970
Capital markets - 3.0%
LPL Financial Holdings, Inc.	280,830	39,608,263
PJT Partners, Inc., Class A	551,708	43,127,015
Chemicals - 3.1%
Quaker Chemical Corp.	343,918	86,577,917
Commercial services & supplies - 4.8%
Casella Waste Systems, Inc., Class A*	125,000	8,597,500
IAA, Inc.*	484,181	29,283,267
MSA Safety, Inc.	126,334	20,779,416
Ritchie Bros Auctioneers, Inc.	1,011,939	60,443,116
The Brink's Co.	183,013	14,084,681
Communications equipment - 0.7%
Lumentum Holdings, Inc.*	213,499	17,931,781
Construction materials - 1.8%
Summit Materials, Inc., Class A*	1,466,009	49,257,902
Diversified consumer services - 0.9%
Chegg, Inc.*	277,531	24,597,573
Diversified telecommunication services - 0.4%
Bandwidth, Inc., Class A*	84,593	10,968,328
Electrical equipment - 1.6%
Plug Power, Inc.*	635,226	17,328,965
Thermon Group Holdings, Inc.*	1,616,313	26,927,775
Electronic equipment, instruments & components - 2.2%
Cognex Corp.	325,837	29,458,923
II-VI, Inc.*	464,184	32,404,685
Equity real estate investment trusts (REITs) - 1.4%
EastGroup Properties, Inc.	214,057	37,721,125
Food & staples retailing - 1.4%
Casey's General Stores, Inc.	104,950	20,749,665
Grocery Outlet Holding Corp.*	519,652	17,210,874
Food products - 1.5%
The Simply Good Foods Co.*	1,130,857	42,384,520
Health care equipment & supplies - 5.0%
AtriCure, Inc.*	374,720	31,648,851
CONMED Corp.	225,607	31,120,230
CryoPort, Inc.*	320,149	19,759,596
Inari Medical, Inc.*	158,614	14,241,951
Nevro Corp.*	159,340	24,697,700
STAAR Surgical Co.*	138,506	17,717,688
Health care providers & services - 3.4%
Apollo Medical Holdings, Inc.*	114,010	10,075,064
Owens & Minor, Inc.	585,834	27,094,822
Progyny, Inc.*	511,422	28,481,091
Tenet Healthcare Corp.*	134,644	9,672,825
The Ensign Group, Inc.	234,910	19,983,794
Health care technology - 2.8%
Evolent Health, Inc., Class A*	1,394,794	31,996,574
Inspire Medical Systems, Inc.*	113,435	20,776,755
Omnicell, Inc.*	173,289	25,386,838
Hotels, restaurants & leisure - 8.5%
Everi Holdings, Inc.*	3,731,860	84,675,904
Norwegian Cruise Line Holdings Ltd.*	1,250,131	30,040,648
Penn National Gaming, Inc.*	541,223	37,008,829
Planet Fitness, Inc., Class A*	344,488	25,915,832
Rush Street Interactive, Inc.*	1,805,105	17,780,284
Wingstop, Inc.	240,271	41,160,825
Household durables - 2.7%
Cricut, Inc., Class A* (a)	623,669	21,285,823
Universal Electronics, Inc.* (b)	1,123,472	52,511,081
Insurance - 1.1%
Kinsale Capital Group, Inc.	108,818	19,439,792
Selectquote, Inc.*	641,064	11,410,939
IT services - 2.6%
EVO Payments, Inc., Class A*	1,025,657	29,949,185
Sabre Corp.*	2,694,822	31,771,951
TaskUS, Inc., Class A*	300,952	9,163,988
Life sciences tools & services - 2.6%
Medpace Holdings, Inc.*	95,008	16,715,707
NanoString Technologies, Inc.*	249,578	15,458,861
NeoGenomics, Inc.*	523,460	24,131,506
Pacific Biosciences of California, Inc.*	477,184	15,341,466
Machinery - 6.9%
Chart Industries, Inc.*	436,665	67,879,574
Desktop Metal, Inc., Class A* (a)	1,066,758	9,600,822
Graco, Inc.	255,133	19,920,785
John Bean Technologies Corp.	258,447	37,883,161
Woodward, Inc.	449,949	54,695,801
Oil, gas & consumable fuels - 1.2%
Viper Energy Partners LP	1,913,390	34,460,154
Pharmaceuticals - 0.8%
Arvinas, Inc.*	227,923	23,043,015
Professional services - 0.3%
Upwork, Inc.*	170,678	8,839,414
Road & rail - 1.8%
Landstar System, Inc.	318,998	50,082,686
Semiconductors & semiconductor equipment - 6.0%
CMC Materials, Inc.	240,836	34,834,519
Entegris, Inc.	465,440	56,150,682
Lattice Semiconductor Corp.*	559,700	31,762,975
Silicon Laboratories, Inc.*	297,367	44,304,709
Software - 9.1%
Alkami Technology, Inc.*	342,313	10,710,974
Asana, Inc., Class A*	321,165	22,821,985
C3.ai, Inc., Class A* (a)	219,570	11,055,349
Everbridge, Inc.*	344,819	48,695,339
Pegasystems, Inc.	481,212	61,421,900
PROS Holdings, Inc.*	454,388	19,729,527
Q2 Holdings, Inc.*	275,000	28,410,250
Rapid7, Inc.*	127,546	14,508,357
Sprout Social, Inc., Class A*	273,448	24,293,120
Sumo Logic, Inc.*	539,150	11,133,448
Specialty retail - 3.6%
American Eagle Outfitters, Inc.	323,172	11,139,739
Floor & Decor Holdings, Inc., Class A*	315,123	38,448,157
MarineMax, Inc.*	904,832	48,670,913
Total common stocks (cost $1,683,990,620)		2,690,942,705

HOLDING COMPANIES - 0.7%
Holding companies - diversified - 0.7%
Fast Acquisition Corp., Class A* (a) (b)	1,549,802	19,295,035
Total holding companies (cost $17,467,514)		19,295,035

MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 0.03%#	39,074,491	39,074,491
Total money market funds (cost $39,074,491)		39,074,491
Total investment portfolio (cost $1,740,532,625) - 99.3%		2,749,312,231
Other assets in excess of liabilities - 0.7%		20,591,098
Total net assets - 100.0%		$2,769,903,329

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $38,094,144 or 1.4% of net assets as of the date of this report.
(b) Affiliated issuer. For additional information, please refer to the Fund's most recent semiannual or annual report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investments in Affiliates
(UNAUDITED) | 07.31.2021
An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of Carillon Eagle Small Cap Growth Fund's investments in securities of affiliated issuers is set forth below:

				Net Realized	Net Change in Unrealized
	Value at			Gain	Appreciation	Value at	Dividend	Shares owned
	10/31/20	Purchases	Sales	(Loss)	(Depreciation)	07/31/21	Income	at 07/31/21
Fast Acquisition Corp., Class A	$-	$17,467,514	$-	$-	$1,827,521	$19,295,035	$-	1,549,802
MarineMax, Inc.*	36,292,739	-	(14,159,879)	8,272,696	18,265,357	48,670,913	-	904,832
Universal Electronics, Inc.	46,083,072	-	(6,025,821)	157,991	12,295,839	52,511,081	-	1,123,472
Total	$82,375,811	$17,467,514	$(20,185,700)	$8,430,687	$32,388,717	$120,477,029	$-

*This security is no longer an affiliate of the Fund as of the date of this report.